Condensed Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (101,775)	$ (14,035)	¥ (141,155)
Interest received	1,608	222	1,386
Net cash used in operating activities	(100,167)	(13,813)	(139,769)
Cash flows from investing activities
Purchases of property, plant and equipment and other non-current assets	(1,874)	(258)	(1,119)
Investment in financial assets and equity method investees	(118,022)	(16,276)
Loan receivable from a related party	(110,000)	(15,170)
Net cash paid for the acquisition of a subsidiary	(34,048)	(4,696)
Disposal of financial assets	30,461	4,201
Net cash flows used in investing activities	(233,483)	(32,199)	(1,119)
Cash flows from financing activities
Proceeds from debt and equity financing	355,970	49,090	552,371
Interest paid	(14,024)	(1,934)
Payments of lease liabilities	(4,879)	(673)	(6,071)
Net cash flows generated from financing activities	337,067	46,483	546,300
Net increase in cash and cash equivalents	3,417	471	405,412
Cash and cash equivalents, beginning of the period	513,351	70,794	8,489
Effect of exchange rate changes on cash and cash equivalents	(227)	(31)	(248)
Cash and cash equivalents, end of the period	¥ 516,541	$ 71,234	¥ 413,653